CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	Series A Preferred Shares Ordinary Shares CNY (¥) shares	Series A Preferred Shares Additional Paid-in Capital CNY (¥)	Series A Preferred Shares CNY (¥)	Series B Preferred Shares Ordinary Shares CNY (¥) shares	Series B Preferred Shares Additional Paid-in Capital CNY (¥)	Series B Preferred Shares CNY (¥)	Series C Preferred Shares Ordinary Shares CNY (¥) shares	Series C Preferred Shares Additional Paid-in Capital CNY (¥)	Series C Preferred Shares CNY (¥)	Series D Preferred Shares Ordinary Shares CNY (¥) shares	Series D Preferred Shares Additional Paid-in Capital CNY (¥)	Series D Preferred Shares CNY (¥)	Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Income/(Loss) CNY (¥)	Accumulated Deficit CNY (¥)	USD ($)	CNY (¥)
Beginning balance at Dec. 31, 2015													¥ 45		¥ 4,638	¥ (569,962)		¥ (565,279)
Beginning balance (in shares) at Dec. 31, 2015 | shares													72,267,532
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon Initial Public Offering ("IPO"), Concurrent Private Placement ("CPP") and exercise of over-allotment options, net of expenses													¥ 38	¥ 424,186				424,224
Issuance of ordinary shares upon Initial Public Offering ("IPO"), Concurrent Private Placement ("CPP") and exercise of over-allotment options, net of expenses (in shares) | shares													57,189,473
Accretions to preferred shares redemption value														(777)		(90,854)		(91,631)
Conversion of preferred shares to ordinary shares	¥ 20	¥ 44,593	¥ 44,613	¥ 32	¥ 112,628	¥ 112,660	¥ 47	¥ 271,038	¥ 271,085	¥ 14	¥ 139,603	¥ 139,617
Conversion of preferred shares to ordinary shares (in shares) | shares	30,000,000			48,233,710			71,200,613			21,494,316
Deemed contribution from preferred shareholders																2,618		2,618
Exercise of stock options														110				110
Exercise of stock options (in shares) | shares													447,480
Share-based compensation														48,242				48,242
Contribution from a shareholder														1,636				1,636
Net loss																(514,778)		(514,778)
Foreign currency translation adjustment															27,700			27,700
Ending balance at Dec. 31, 2016													¥ 196	1,041,259	32,338	(1,172,976)		(99,183)
Ending balance (in shares) at Dec. 31, 2016 | shares													300,833,124
Increase (Decrease) in Stockholders' Equity
Exercise of stock options													¥ 1	811				812
Exercise of stock options (in shares) | shares													1,583,655
Settlement of RSU (in shares) | shares													297,480
Share-based compensation														35,069				35,069
Contribution from a shareholder														384				384
Net loss																(580,811)		(580,811)
Foreign currency translation adjustment															(24,662)			(24,662)
Ending balance at Dec. 31, 2017													¥ 197	1,077,523	7,676	(1,753,787)		(668,391)
Ending balance (in shares) at Dec. 31, 2017 | shares													302,714,259
Increase (Decrease) in Stockholders' Equity
Exercise of stock options													¥ 1	1,611				1,612
Exercise of stock options (in shares) | shares													2,070,915
Settlement of RSU													¥ 1	(1)
Settlement of RSU (in shares) | shares													1,132,350
Share-based compensation														27,886				27,886
Net loss																(416,694)	$ (60,606)	(416,694)
Foreign currency translation adjustment															16,939		2,464	16,939
Ending balance at Dec. 31, 2018													¥ 199	¥ 1,107,019	¥ 24,615	(2,094,482)	$ (140,010)	(962,649)
Ending balance (in shares) at Dec. 31, 2018 | shares													305,917,524
Increase (Decrease) in Stockholders' Equity
Effect of changes in accounting principles related to revenue recognition | ASU 2014-09																¥ 75,999		¥ 75,999